Consolidated Statement of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenues	€ 0	€ 0
Other income	25,304	2,270
Operating income	25,304	2,270
Research and development	(17,300)	(23,209)
General and administrative	(7,911)	(8,027)
Operating expenses	(25,211)	(31,236)
Operating loss	93	(28,966)
Financial income	3,370	2,807
Financial expenses	(750)	(1,791)
Financial income (loss)	2,620	1,016
Income tax	(3,737)	(2)
Net loss	€ (1,024)	€ (27,952)
Basic loss per share (in euro per share)	€ (0.03)	€ (1.22)
Diluted loss per share (in euro per share)	€ (0.03)	€ (1.22)